Consolidated Statements of Operations and Comprehensive Income (Loss)	12 Months Ended
	Dec. 31, 2023 CNY (¥) ¥ / shares shares	Dec. 31, 2023 USD ($) $ / shares shares	Dec. 31, 2022 CNY (¥) ¥ / shares shares	Dec. 31, 2021 CNY (¥) ¥ / shares shares
Income Statement [Abstract]
Net revenues	¥ 440,536,632	$ 62,048,287	¥ 505,724,311	¥ 473,247,283
Cost of revenues	(424,345,616)	(59,767,805)	(511,265,334)	(369,052,134)
Gross profit (loss)	16,191,016	2,280,482	(5,541,023)	104,195,149
Operating expenses:
Sales and marketing expenses	7,590,244	1,069,064	7,087,625	7,576,963
General and administrative expenses	22,186,942	3,124,973	53,215,813	19,476,375
Research and development expenses	11,761,358	1,656,553	15,568,768	26,355,055
Impairment of goodwill			7,712,011
Impairment of long-term prepayments	155,307,333	21,874,580
Impairment of intangible assets	4,641,741	653,776	12,139,226
Impairment of educational contents	197,466,973	27,812,641	106,182,780
Total operating expenses	398,954,591	56,191,587	201,906,223	53,408,393
Income (loss) from operations	(382,763,575)	(53,911,105)	(207,447,246)	50,786,756
Other income (expenses):
Investment income	600,375	84,561	603,058	569,737
Interest expenses, net	(1,357,399)	(191,186)	(2,088,467)	(892,906)
Other expenses, net	(41,621)	(5,862)	(286,522)	(12,563)
Government grants	960,224	135,245	1,656,077	6,753,388
Total other income (loss), net	161,579	22,758	(115,854)	6,417,656
Income (loss) before income tax	(382,601,996)	(53,888,347)	(207,563,100)	57,204,412
Income tax (expense) benefits	(211,267)	(29,756)	10,980,054	(4,273,788)
Net income (loss)	(382,813,263)	(53,918,103)	(196,583,046)	52,930,624
Net income (loss) attributable to noncontrolling interests	(9,312,526)	(1,311,642)	2,578,761	4,672,355
Net income (loss) attributable to the Jianzhi Education Technology Group Company Limited’s shareholders	(373,500,737)	(52,606,461)	(199,161,807)	48,258,269
Net income (loss)	(382,813,263)	(53,918,103)	(196,583,046)	52,930,624
Other comprehensive (loss) income:
Foreign currency translation adjustments	3,575,835	503,646	2,120,397	211,494
Total comprehensive income (loss)	(379,237,428)	(53,414,457)	(194,462,649)	53,142,118
Net comprehensive income (loss) attributable to noncontrolling interests	(9,312,526)	(1,311,642)	2,578,761	4,672,355
Comprehensive income (loss) attributable to the Jianzhi Education Technology Group Company Limited’s shareholders	¥ (369,924,902)	$ (52,102,815)	¥ (197,041,410)	¥ 48,469,763
Earnings (loss) per share
Earnings per share, Basic (in Dollars per share and Yuan Renminbi per share) | (per share)	¥ (3.08)	$ (0.43)	¥ (1.68)	¥ 0.43
Weighted average number of shares
Weighted average number of shares, Basic (in Shares)	121,110,000	121,110,000	118,512,969	111,110,000